Leases (Details) - Schedule of lessee, operating lease, liability, maturity	Sep. 30, 2023 USD ($)
Operating Lease [Member]
Leases (Details) - Schedule of lessee, operating lease, liability, maturity [Line Items]
2023	$ 212,650
2024	892,212
2025	893,046
2026	921,273
2027	946,683
Thereafter	3,798,553
Total lease payments	7,664,417
Less: interest	(2,058,022)
Total lease obligations	5,606,395
Finance Lease [Member]
Leases (Details) - Schedule of lessee, operating lease, liability, maturity [Line Items]
2023	1,770
2024	7,080
2025	7,081
2026	1,770
2027
Thereafter
Total lease payments	17,701
Less: interest	(1,799)
Total lease obligations	$ 15,902